Nature of Business and Summary of Significant Accounting Policies - Schedule of Revenue by Geographical Region (Detail) - Geographic concentration risk - Sales	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Americas
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Percentages of revenue by geographic regions	47.00%	55.00%	56.00%
EMEA
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Percentages of revenue by geographic regions	32.00%	26.00%	26.00%
Asia-Pacific
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Percentages of revenue by geographic regions	21.00%	19.00%	18.00%